Stock-Based Compensation - Number of Shares Available for Issuance (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares available for issuance
Number of shares available for issuance, beginning	9,943	3,563	7,435
Addition (in shares)	0	10,000	0
Granted (in shares)	(157)	(3,971)	(4,642)
Cancelled/expired/forfeited (in shares)	1,882	351	770
Number of shares available for issuance, ending	11,668	9,943	3,563	7,435
Aggregate Intrinsic Value
Fair value per ordinary share (in dollars per share)	$ 7.03		$ 21.15
Proceeds from employee options exercised	$ 444	$ 1	$ 0
Employee and Non-Employee stock options
Options Outstanding
Outstanding at the beginning of the year (in shares)	5,108	3,019	387
Granted (in shares)	88	2,187	2,750
Exercised (in shares)	(122)	0	0
Cancelled/expired/forfeited (in shares)	(144)	(98)	(118)
Outstanding at the end of the year (in shares)	4,930	5,108	3,019	387
Vested and expected to vest at the end of the year (in shares)	4,673	4,686
Exercisable at the end of the year (in shares)	2,319	1,226
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 14.54	$ 22.51	$ 32.68
Granted (in dollars per share)	2.38	3.87	21.15
Exercised (in dollars per share)	3.87	0	0
Cancelled/expired/forfeited (in dollars per share)	13.81	22.07	24.12
Outstanding at the end of the year (in dollars per share)	14.61	14.54	$ 22.51	$ 32.68
Vested and expected to vest at the end of the year (in dollars per share)	14.8	14.68
Exercisable at the end of the year (in dollars per share)	$ 19.69	$ 23.44
Weighted Average Remaining Contractual Life (In years)
Outstanding at the end of the year	4 years 8 months 12 days	5 years 8 months 12 days	6 years	5 years 7 months 6 days
Vested and expected to vest at the end of the year	4 years 8 months 12 days	5 years 8 months 12 days
Exercisable at the end of the year	4 years 2 months 12 days	4 years 10 months 24 days
Aggregate Intrinsic Value
Outstanding at the end of the year	$ 11,887	$ 15,390	$ 0	$ 0
Vested and expected to vest at the end of the year	11,031	13,905
Exercisable at the end of the year	2,309	0
Total intrinsic value of options exercised	$ 600	$ 0	0
Fair value per ordinary share (in dollars per share)	$ 9.55	$ 10.95
Proceeds from employee options exercised	$ 400	$ 0	$ 0
Unrecognized compensation cost	$ 19,400	$ 30,500
Expected weighted-average recognition period for unrecognized compensation cost	2 years 1 month 6 days
Restricted share units
Aggregate Intrinsic Value
Restricted shares units granted (in shares)	100	1,800	1,800